Stock Option Plans - Additional Information (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended													12 Months Ended
	Mar. 31, 2012 AVX Corporation USD ($) Year OptionPlan	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation USD ($)	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2010 AVX Corporation USD ($)	Mar. 31, 2010 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation Employee Stock Option Plan, 1995 Plan	Mar. 31, 2012 AVX Corporation Non-employee directors' stock option plan	Mar. 31, 2012 AVX Corporation Employee Stock Option Plan, 2004	Mar. 31, 2012 AVX Corporation Non-employee directors' stock option plan, 2004	Mar. 31, 2012 AVX Corporation Maximum	Mar. 31, 2010 Kyocera International Inc JPY (¥)	Mar. 31, 2012 Kyocera International Inc	Mar. 31, 2012 Kyocera International Inc Maximum	Mar. 31, 2012 Kyocera International Inc Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option plans	4	4
Aggregate shares of common stock that could be granted to employees							9,300	650	10,000	1,000			3,800
Option's maximum term (in years)											10 years			10 years
Options granted under stock option plan vesting percentage							25.00%	33.33%	25.00%	33.33%
Number of shares available for future issuance consisting of options available to be granted and options currently outstanding	12,303	12,303
Total aggregate intrinsic value of options exercised		¥ 24		¥ 149		¥ 2
Weighted average grant date fair value	$ 3.03		$ 3.29		$ 2.18
Total aggregate fair value of options vested		¥ 146		¥ 192		¥ 256						¥ 1
Forfeiture rate	6.90%	6.90%
Total unrecognized compensation costs related to unvested awards, vesting period	4	4
Percentage of exercise price of market value															85.00%